Income Taxes (Current and Deferred) - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Taxes [Line Items]
Non-current and current income tax receivables	€ 173	€ 207
Non-current income tax receivables	96	113
Current income tax receivables	77	94
Net deferred tax liability assets	728	584
Net deferred tax assets	993	877
Net deferred tax liabilities	265	293
Unused tax loss carryforwards	2,306
Deferred tax assets have not been recognized	647	733
Tax loss carryforwards	2,215
Deferred tax liabilities have not been recognized	900
Income tax payables	157	703
Non-current portion of income tax payable	45	66
Current portion of income tax payable	112	637
Decrease Increase of income tax expenses	438
Income tax expenses	490	928	€ 723
Telecom Italia capital [member]
Disclosure Of Income Taxes [Line Items]
Net deferred tax liabilities	€ 174	208
Italy [member]
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	24.00%
Business unit [member]
Disclosure Of Income Taxes [Line Items]
Current portion of income tax payable	€ 112
Business unit [member] | Brazil [member]
Disclosure Of Income Taxes [Line Items]
Current income tax receivables	69
Net deferred tax liabilities	25	32
Unused tax loss carryforwards	91	193
Non-current portion of income tax payable	45
Current portion of income tax payable	53
Business unit [member] | Italy [member]
Disclosure Of Income Taxes [Line Items]
Current income tax receivables	5
Net deferred tax assets	939	812
Net deferred tax liabilities	54	€ 38
Current portion of income tax payable	€ 58